Financial liabilities - Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders (Details) € in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 DKK (kr)
Financial Liabilities [Line Items]
Amount	€ 455,146	€ 412,069
Bank Loans
Financial Liabilities [Line Items]
Amount	€ 375,292	€ 312,249
Bank Loans | 2025
Financial Liabilities [Line Items]
Currency		EUR
Amount		€ 56,893
Borrowings, maturity		2025
Average Interest Rate		3.64%	3.64%
Bank Loans | 2026
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 87,488	€ 87,488
Borrowings, maturity	2026	2026
Average Interest Rate	3.11%	3.84%	3.84%
Bank Loans | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 107,952	€ 90,591
Borrowings, maturity	2027	2027
Average Interest Rate	3.11%	3.95%	3.95%
Bank Loans | 2028
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 88,611	€ 57,500
Borrowings, maturity	2028	2028
Average Interest Rate	3.07%	4.03%	4.03%
Bank Loans | 2029
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 43,611	€ 10,000
Borrowings, maturity	2029	2029
Average Interest Rate	3.02%	4.23%	4.23%
Bank Loans | 2030
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 36,111	€ 10,000
Borrowings, maturity	2030	2030
Average Interest Rate	2.96%	4.23%	4.23%
Bank Loans | 2031
Financial Liabilities [Line Items]
Currency	EUR
Amount	€ 11,806
Borrowings, maturity	2031
Average Interest Rate	2.88%
Bank Loans | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (287)	€ (223)
Borrowings, maturity	2026-2031	2025-2030
Notes
Financial Liabilities [Line Items]
Amount	€ 49,853	€ 49,790
Notes | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2027	2027
Average Interest Rate	1.40%	1.40%	1.40%
Notes | 2028
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2028	2028
Average Interest Rate	1.40%	1.40%	1.40%
Notes | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (147)	€ (210)
Borrowings, maturity	2026-2028	2025-2028
Overdrafts and short-term loan facilities | 2025
Financial Liabilities [Line Items]
Currency		EUR
Amount		€ 50,001
Borrowings, maturity		2025
Average Interest Rate		3.02%	3.02%
Overdrafts and short-term loan facilities | 2026
Financial Liabilities [Line Items]
Currency	EUR
Amount	€ 30,001
Borrowings, maturity	2026
Average Interest Rate	2.07%
Overdrafts and short-term loan facilities | 2025
Financial Liabilities [Line Items]
Currency		DKK
Amount		€ 29	kr 220
Borrowings, maturity		2025
Average Interest Rate		4.19%	4.19%
Total Overdrafts and short-term loan facilities
Financial Liabilities [Line Items]
Amount	€ 30,001
Total Overdrafts and short-term loan facilities | 2025
Financial Liabilities [Line Items]
Amount		€ 50,030